Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 204,921	$ 257,911
Restricted cash, current (Note 8)	6,435	7,169
Trade accounts receivable, net	38,402	18,521
Inventories (Note 4)	27,436	19,345
Due from managers	284	0
Due from related parties (Note 3)	1,322	231
Prepaid expenses and other receivables	6,504	4,215
Derivative asset, current (Note 18)	537	77
Other current assets (Notes 2 and 3)	7,046	5,157
Vessel held for sale (Note 5)	5,949	0
Total Current Assets	298,836	312,626
FIXED ASSETS
Advances for vessels under construction and acquisition of vessels (Note 6)	59,900	48,574
Vessels and other fixed assets, net (Note 5)	2,656,108	1,775,081
Total Fixed Assets	2,716,008	1,823,655
OTHER NON-CURRENT ASSETS
Long term investment	1,108	1,063
Restricted cash, non-current (Note 8)	2,521	8,420
Other non-current assets (Note 2 and 8)	3,664	0
TOTAL ASSETS	3,022,137	2,145,764
CURRENT LIABILITIES
Current portion of long term debt (Note 8)	101,007	173,958
Lease commitments short term (Notes 5 and 6)	65,837	15,348
Accounts payable	20,959	9,944
Due to managers	3,757	1,420
Due to related parties (Note 3)	1,649	229
Accrued liabilities (Note 14)	16,854	10,521
Derivative liability (Note 18)	1,799	625
Deferred revenue	10,855	7,229
Total Current Liabilities	222,717	219,274
NON-CURRENT LIABILITIES
8.30% 2022 Notes, net of unamortized debt issuance costs of $2,000 and $1,590, as of December 31, 2017 and 2018 respectively (Note 8)	48,410	48,000
Long term debt, net of current portion and unamortized debt issuance costs of $7,119 and $10,997, as of December 31, 2017 and 2018, respectively (Note 8)	685,819	575,137
Lease commitments long term, net of unamortized debt issuance costs of $35 and $2,975, as of December 31, 2017 and 2018 respectively (Notes 5 and 6)	540,925	214,741
Fair value of below market time charters acquired (Note 7)	3,553	0
Other non-current liabilities	668	560
TOTAL LIABILITIES	1,502,092	1,057,712
COMMITMENTS & CONTINGENCIES (Note 16)
SHAREHOLDERS' EQUITY
Preferred Shares; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2017 and 2018, respectively (Note 9)	0	0
Common Shares, $0.01 par value, 300,000,000 shares authorized; 64,160,004 and 92,627,349 shares issued; 64,160,004 and 92,285,986 shares (net of treasury shares) outstanding at December 31, 2017 and 2018 respectively (Note 9)	926	642
Additional paid in capital (Note 9)	2,502,429	2,123,108
Treasury shares (nil and 341,363 shares at December 31, 2017 and 2018, respectively)	(3,145)	0
Accumulated other comprehensive income/(loss) (Note 18)	0	605
Accumulated deficit	(980,165)	(1,036,303)
Total Shareholders' Equity	1,520,045	1,088,052
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,022,137	$ 2,145,764